**Parasnand Madho**
Director
Corporate Actions & Market Watch

Received SEC

MAR 06 2013

Washington, DC 20549

NYSE EURONEXT

13000753

001-14765

March 6, 2013

CERTNYS

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Hersha Hospitality Trust, 6.875% Series C Cumulative Redeemable Preferred Shares of Beneficial Interest, $0.01 par value per share ($25.00 liquidation preference per share), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on March 1, 2013. Tentative listing date – March 8, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States

T +1 (212) 656-5404
www.nyx.com